Related Party Transactions	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

Note 9 – RELATED PARTY TRANSACTIONS

The related parties had transactions for the years ended December 31, 2019, 2018 and 2017 consist of the following:

Name of Related Party	Nature of Relationship at December 31, 2019
Dandan Liu	Principal shareholder, Chief Executive Officer ("CEO")

Rongfeng Cui	Chairman of the Board and Former CEO. Rongfeng Cui ceased to be the CEO of the Company effective August 2, 2019.

Rongbing Cui	Former Chief Financial Officer ("CFO"), Rongfeng Cui's brother

Rongjie Cui	Rongfeng Cui's brother

Yanjuan Wang	Rongfeng Cui's wife

Runrang Cui	Father of Rongfeng Cui, and owner of Huangdao Dinggezhuang Kangkang Family Farm

Xiaomei Wang	Rongbing Cui's wife

Wenbin Pang	Former Financial Director of the Company

Yan Fu	Former Sales Vice President

Jichang Zhang	Vice President of Public Affairs

Fucheng Sun	Former Chief R&D Officer

Yuxiang Qi	Dandan Liu's mother

Tide (Shanghai) Industrial Co. Ltd. ("Tide")	Owned by Rongfeng Cui and Yanjuan Wang

Qingdao Like Pet Supplies Co., Ltd. ("Like")	Rongfeng Cui served as CEO, and Shuhua Cui, sister of Rongfeng Cui, served as the legal person. On May 26, 2016, both Rongfeng Cui and Shuhua Cui resigned from their positions, but still have significant influence on Like.

Qingdao Saike Environmental Technology Co., Ltd. ("Saike")	Owned by Rongfeng Cui and Yanjuan Wang

Huangdao Ding Ge Zhuang Kangkang Family Farm ("Kangkang Family Farm")	Controlled by Rongfeng Cui's father

TDH Group BVBA	A Belgium company solely owned by Rongfeng Cui prior to November 30, 2018; a wholly owned subsidiary of the Company since November 30, 2018

TDH JAPAN	A Japanese company solely owned by Rongfeng Cui prior to November 30, 2018; a wholly owned subsidiary of the Company since November 30, 2018

Qingdao Yinhe Jiutian Information Technology Co., Ltd. ("Yinhe Jiutian")	Solely owned by Rongbing Cui

Huangdao Hanyinhe Software Development Center Co., Ltd. ("Hanyinhe")	Solely owned by Xiaomei Wang

Zhenyu Trading (Qingdao) Co., Ltd. ("Zhenyu")	Noncontrolling shareholder of Yichong prior to September 27, 2019; Sole shareholder of Yichong after September 27, 2019

Beijing Quanmin Chongai Information Technology Co., Ltd. ("Quanmin Chongai")	Rongbing Cui serves as supervisor of Quanmin Chongai

Due from related parties, net

Due from related parties, net consisted of the following:

	December 31,	December 31,
	2019	2018
Tide	$43	$44
Rongfeng Cui	41,673	43,510
Less: Allowance for doubtful accounts	(41,716)	-
Due from related parties, net	$-	$43,554

The balance of due from Tide represents operating expenses paid by the Company on behalf of Tide. The balances of due from Rongfeng Cui represent overseas trade receivables collected by him on behalf of the Company.

Due to related parties

Due to related parties consisted of the following:

	December 31,	December 31,
	2019	2018
Saike	$-	$16,470
Phillip Zou	-	1,000
Rongbing Cui	10,046	-
Rongfeng Cui	29,341	27,676
Total	$39,387	$45,146

The balance of due to related parties represents expenses paid by related parties on behalf of the Company as well as advances the Company obtained from related parties for working capital purposes. The amounts owed to the related parties are unsecured, non-interest bearing and payable on demand.

Short term loans from related parties

	December 31,	December 31,
	2019	2018
Rongfeng Cui	$751,029	$84,831
Dandan Liu	-	440,638
Yuxiang Qi	112,778	436,275
Rongbing Cui	-	31,993
Wenbin Pang	-	29,085
Yan Fu	28,703	29,085
Rongjie Cui	-	4,363
Jichang Zhang	-	2,909
Fucheng Sun	-	2,181
Total	$892,510	$1,061,360

The Company borrowed unsecured short term loans from related parties in the amount of $4,791,403 and $1,176,690, during the years ended December 31, 2019 and 2018, respectively. Interest rate for the loans outstanding during the year ended December 31, 2019 ranged from 0% to 25% per annum. The Company made repayment in the amount of $1,080,947 and $60,490, during the years ended December 31, 2019 and 2018, respectively.

Modification of Loans from related party

In January 2018, the Company entered into a loan agreement with Dandan Liu. In May 2018, the agreement was amended to, among others, reclassify unpaid interest payable to the principal of the loan, resulting in an increase of principal from RMB3,000,000 (approximately $466,000) to RMB3,030,000 (approximately $471,000) and increase the interest rate from 3% to 15%. Interest rate will be 24% for the period past due. In March 2019, the agreement was further amended to, among others, reclassify unpaid interest payable to the principal of the loan, resulting in an increase of principal to RMB3,484,500 (approximately $539,000) and extend the maturity date from January 2019 to May 2019. The loan has been repaid in full during the year ended December 31, 2019.

In June 2018, the Company entered into a loan agreement with Yuxiang Qi. Interest rate was 15% during the loan period and 24% for the period past due. In March 2019, the agreement was amended to, among others, reclassify unpaid interest payable to the principal of the loan, resulting in an increase of principal from RMB3,000,000 (approximately $462,000) to RMB3,405,000 (approximately $522,000) and extend the maturity date from December 2018 to May 2019. As of December 31, 2019, the Company was in default of this loan, and was subject to 24% annual interest rate.

The Company analyzed the amendments under ASC 470-50 and concluded that these amendments did not qualify for debt modification.

Long term loans from related party

	December 31,	December 31,
	2019	2018
Rongfeng Cui	$-	$286,139
Less: Rongfeng Cui - current portion	-	68,673
Non-current portion	$-	$217,466

Long term loans from related party represent loans assumed by the Company in connection with acquisition of TDH Group BVBA during the year ended December 31, 2018. In March 2018, TDH Group BVBA borrowed non-interest bearing, unsecured long term loans from Rongfeng Cui in the aggregate amount of €250,000 (approximately $288,000), of which €60,000 (approximately $69,000), €60,000 (approximately $69,000), €60,000 (approximately $69,000), €60,000 (approximately $69,000), €10,000 (approximately $11,500) and $0 is due in the years ended December 31, 2019, 2020, 2021, 2022, 2023 and thereafter, respectively. The Company did not make any repayment to Rongfeng Cui during the year ended December 31, 2019 nor subsequently, such default may lead to callable of the loan at any time by Rongfeng Cui. As a result, the corresponding loan was classified as current liability and included in short term loans – related parties as of December 31, 2019. The Company is aware of the possible penalty and/or other consequence due to the default, however, no reasonable estimate can be made at this time.

The interest expenses for loans from related parties amounted to $632,251, $95,091 and $0 for the years ended December 31, 2019,2018 and 2017, respectively.

Sales to related parties, purchases from related parties and services provided by related parties

	For the Years Ended December 31,
	2019	2018	2017
SALES TO:
Like	$-	$1,167,933	$506,495
Zhenyu	5,778	-	-
Quanmin Chongai	187,063	-	-
Liujiayi	-	25,832	-
TDH Group BVBA	-	325,766	-
Total Sales	$192,841	$1,519,531	$506,495
PURCHASES FROM:
Yinhe Jiutian	$-	$-	$5,059
Kangkang Family Farm	-	-	30,191
Zhenyu	-	28,872	163,127
TDH Group BVBA	-	2,689	-
Total Purchases	$-	$31,561	$198,377
SERVICE PROVIDED BY:
Hanyinhe	$-	$9,373	$-
TDH Group BVBA	-	278,396	-
TDH JAPAN	-	134,181	-
Total Services Consumed	$-	$421,950	$-

For the years ended December 31, 2019, 2018 and 2017, the cost of revenue in connection with sales to related parties were $178,636, $1,448,533 and $399,177, respectively, which were included in cost of revenue-related parties in the accompanying consolidated statements of operations and comprehensive income (loss).

During the years ended December 31, 2019, 2018 and 2017, inventories purchased from related parties in the amount of $0, $26,698 and $44,502, respectively, were used and sold and included in cost of revenue in the accompanying consolidated statements of operations and comprehensive income (loss).

The Company purchased financial application software from Yinhe Jiutian in the amount of $0, $0 and $5,059 during the years ended December 31, 2019, 2018 and 2017, respectively.

Accounts receivables from related parties, net

	December 31,	December 31,
	2019	2018
Like	$96,580	$435,513
Quanmin Chongai	29,509	-
Less: Allowance for doubtful accounts	(126,089)	-
Accounts receivables – related parties, net	$-	$435,513

Accounts payable to related parties

	December 31,	December 31,
	2019	2018
Yinhe Jiutian	$112,069	$113,562
Kangkang Family Farm	4,705	4,768
Zhenyu Trading	60	6,796
Total	$116,834	$125,126

Leases from related parties

The Company entered into various operating lease agreements for certain premises with its related parties. See Note 14.